Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 330,879,941
Previously Paid Amount	13.81
Total Fee Amount	45,694.51
Total Offset Amount	0.00
Net Fee	$ 45,680.71
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A